Subsequent Events (Details) - USD ($)							12 Months Ended
	Mar. 05, 2018	Feb. 09, 2018	Feb. 08, 2018	Jan. 31, 2018	Jan. 30, 2018	Jan. 12, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Ownership percentage							100.00%
Proceeds from sale of vessels							$ 20,580,000	$ 94,311,000	$ 0
LNG Carriers
Subsequent Event [Line Items]
Term of contract							10 years
Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Long-term debt facility							$ 443,700,000	$ 451,900,000
Yamal LNG Joint Venture
Subsequent Event [Line Items]
Ownership percentage							50.00%
Exmar LPG Joint Venture
Subsequent Event [Line Items]
Ownership percentage							50.00%
Subsequent Event | LNG Carriers
Subsequent Event [Line Items]
Term of contract		10 years
Subsequent Event | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Long-term debt facility			$ 197,000,000
Subsequent Event | Teide Spirit | CEPSA
Subsequent Event [Line Items]
Seafarer severance payments			$ 1,400,000
Subsequent Event | Magdala
Subsequent Event [Line Items]
Charter contract period		8 years
Subsequent Event | Yamal LNG Joint Venture
Subsequent Event [Line Items]
Ownership percentage						50.00%
Subsequent Event | Yamal LNG Joint Venture | Eduard Toll
Subsequent Event [Line Items]
Charter contract period						28 years
Subsequent Event | Exmar LPG Joint Venture | Liquefied Petroleum Gas Multi Gas [Member]
Subsequent Event [Line Items]
Term of contract	15 years
Subsequent Event | Exmar LPG Joint Venture | Courcheville
Subsequent Event [Line Items]
Proceeds from sale of vessels					$ 4,400,000
Subsequent Event | Pan Union Joint Venture
Subsequent Event [Line Items]
Ownership percentage				30.00%
Subsequent Event | Pan Union Joint Venture | Pan Americas
Subsequent Event [Line Items]
Charter contract period				20 years
Subsequent Event | Excelsior Joint Venture
Subsequent Event [Line Items]
Ownership percentage				50.00%
Net proceeds from sale				$ 44,000,000
Subsequent Event | Exmar LPG BVBA
Subsequent Event [Line Items]
Ownership percentage	50.00%